Other receivables and prepayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from convertible note holders	$ 359
Other prepayments	97	$ 51
Other receivables and prepayments	456	$ 51
Convertible Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Convertible notes receivable amount	343
Interest receivable	16
Convertible Notes Receivable One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Convertible notes receivable amount	$ 247
Interest rate	8.00%
Convertible Notes Receivable Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Convertible notes receivable amount	$ 96
Interest rate	12.00%